Financial asset at fair value through profit or loss (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended			9 Months Ended
	Aug. 23, 2024	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2025	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss			$ 6,530	$ 11,700			$ 11,700
Unrealized gain/(loss) on financial instruments			(3,448)
Current assets
Electricity financial asset			6,530	11,700			11,700
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		$ 6,530			$ 6,530		6,530
Unrealized gain/(loss) on financial instruments			(3,448)
Closing fair value			6,530	11,700			11,700
Liquidation payment	$ 7,211						7,211
Realized gain/(loss) on financial asset		(452)		0		$ 91	(4,215)	$ 3,210
Non-current financial assets at fair value through profit or loss			0	34,717			34,717
Prepaid forward contract (refer to note 15)
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Non-current financial assets at fair value through profit or loss			0	34,717			34,717
Capped call transactions (refer to note 15)
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss			0	11,700			11,700
Current assets
Electricity financial asset			0	11,700			11,700
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		0			0		0
Closing fair value			0	11,700			11,700
Electricity financial asset
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss			6,530	0			0
Current assets
Electricity financial asset			6,530	0			0
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		6,530			6,530		6,530
Closing fair value			6,530	0			0
Electricity financial asset [Domain] | Electricity financial asset
Disclosure of financial assets [line items]
Financial assets at fair value through profit or loss			6,530	0			0
Additions					28,332		15,686
Financial asset realized					(18,354)		(6,530)
Unrealized gain/(loss) on financial instruments					(3,448)		0
Close-out costs					0		7,211
Transfer to prepayment					0		8,475
Current assets
Electricity financial asset			6,530	0			0
Reconciliation of the fair values at the beginning and end of the current and previous financial period are set out below:
Opening fair value		$ 6,530			6,530		6,530	$ 0
Additions					28,332		15,686
Financial asset realized					(18,354)		(6,530)
Unrealized gain/(loss) on financial instruments					(3,448)		0
Close-out costs					0		(7,211)
Transfer to prepayment					$ 0		(8,475)
Closing fair value			$ 6,530	$ 0			$ 0